              As filed with the Securities and Exchange Commission
                               on March 29, 1996


                                     Registration Nos. 33-12608 and 811-5059

                               -----------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

     Pre-Effective Amendment No.


     Post-Effective Amendment No. 17                                         /X/


REGISTRATION STATEMENT UNDER THE INVESTMENT                                  /X/
  COMPANY ACT OF 1940


     Amendment No. 20                                                        /X/


                               THE HIGHMARK GROUP
               (Exact Name of Registrant as Specified in Charter)

                    3435 Stelzer Road, Columbus, Ohio 43219
                    ---------------------------------------
                    (Address of principal executive offices)

                                 (800) 433-6884
                                 --------------
              (Registrant's telephone number, including area code)


                        Name and address of agent for service:
                        Martin E. Lybecker, Esq.
                        Ropes & Gray
                        One Franklin Square
                        1301 K Street, N.W., Suite 800 East
                        Washington, D.C. 20005


It is proposed that this filing will become effective (check appropriate box)


/X/    immediately upon filing pursuant to paragraph (b), or


/ /    on [date] pursuant to paragraph (b)

/ /    60 days after filing pursuant to paragraph (a)(i)

/ /    on [date] pursuant to paragraph (a)(i)

/ /    75 days after filing pursuant to paragraph (a)(ii)

/ /    on [date] pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

/ /    this post-effective amendment designates a new effective date for
       post-effective amendment No.     filed on                      .
                                   ----          ---------------------

         Pursuant to Rule 24f-2(a) under the Investment Company Act of 1940, the Registrant has registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933. The Registrant filed a Rule 24f-2 Notice with respect to the Registrant's fiscal year ended July 31, 1995 on September 28, 1995.

                                     Part A

                            The HighMark Growth Fund
                      The HighMark Income and Growth Fund
                        The HighMark Income Equity Fund
                           The HighMark Balanced Fund
                             The HighMark Bond Fund
                       The HighMark Government Bond Fund
                   The HighMark Diversified Obligations Fund
                 The HighMark U.S. Government Obligations Fund
                The HighMark 100% U.S. Treasury Obligations Fund
                     The HighMark California Tax-Free Fund
                           The HighMark Tax-Free Fund
            The HighMark Intermediate California Municipal Bond Fund
                 The HighMark Intermediate Municipal Bond Fund

         The information required by Items 1 through 9 for the above-referenced investment portfolios of The HighMark Group (the "Registrant") is hereby incorporated by reference to Part A of Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 1, 1995.

                                     Part B

                            The HighMark Growth Fund
                      The HighMark Income and Growth Fund
                        The HighMark Income Equity Fund
                           The HighMark Balanced Fund
                             The HighMark Bond Fund
                       The HighMark Government Bond Fund
                   The HighMark Diversified Obligations Fund
                 The HighMark U.S. Government Obligations Fund
                The HighMark 100% U.S. Treasury Obligations Fund
                     The HighMark California Tax-Free Fund
                           The HighMark Tax-Free Fund
            The HighMark Intermediate California Municipal Bond Fund
                 The HighMark Intermediate Municipal Bond Fund

         The information required by Items 10 through 23 for the above-referenced investment portfolios of The HighMark Group (the "Registrant") is hereby incorporated by reference to Part B of Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 1, 1995.

PART C.  OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)      Financial Statements:

                  Included in Part A:

                  --       Certain Financial Information.

                  Included in Part B:

                  -- Report of Independent Certified Public Accountants for The HighMark Group at July 31, 1995.

                           -- Statements of Assets and Liabilities for The HighMark Group at July 31, 1995.

                           -- Statements of Operations for The HighMark Group for the year ended July 31, 1995.

                           -- Statements of Changes in Net Assets for The HighMark Group for the year ended July 31, 1995.

                           -- Schedules of Portfolio Investments for The HighMark Group at July 31, 1995.

                           -- Notes to Financial Statements for The HighMark Group dated July 31, 1995.

                           -- Financial Highlights for The HighMark Group for the year ended July 31, 1995. All required financial statements are included in Part B hereof. All other financial statements and schedules are inapplicable.

         (b)      Exhibits:

                  (1)      (a)     Declaration of Trust, dated March 10, 1987,
                                   is incorporated by reference to Exhibit
                                   (1)(a) of Pre-Effective Amendment No. 1
                                   (filed May 15, 1987) to Registrant's
                                   Registration Statement on Form N-1A.

                           (b) Amendment to Declaration of Trust, dated April 13, 1987, is incorporated by reference to Exhibit (1)(b) of Pre-Effective Amendment No. 1 (filed May 15, 1987) to Registrant's Registration Statement on Form N-1A.

                           (c) Amendment to Declaration of Trust, dated July 13, 1987, is incorporated by reference to Exhibit (1)(c) of Pre-Effective Amendment
                                   No. 2 (filed July 24, 1987) to Registrant's
                                   Registration Statement on Form N-1A.

                           (d) Amendment to Declaration of Trust, dated July 30, 1987, is incorporated by reference to Exhibit (1)(d) of Pre-Effective Amendment
                                   No. 3 (filed July 31, 1987) to Registrant's
                                   Registration Statement on Form N-1A.

                  (2)      (a)     Amended and Restated Code of Regulations,
                                   dated June 5, 1991, is incorporated by
                                   reference to Exhibit 2 of Post-Effective
                                   Amendment No. 7 (filed September 30, 1991) to
                                   Registrant's Registration Statement on Form
                                   N-1A.

                           (b) Amendment to Amended and Restated Code of Regulations, dated December 4, 1991, is incorporated by reference to Exhibit 2(b) of Post-Effective Amendment No. 8 (filed September 30, 1992) to Registrant's Registration Statement on Form N-1A.

                  (3)              None.

                  (4)              None.

                  (5)      (a)     Investment Advisory Agreement between
                                   Registrant and The Bank of California, N.A., dated as of May 8, 1992 (the "Investment
                                   Advisory Agreement"), as amended as of
                                   September 15, 1992, is incorporated by
                                   reference to Exhibit 5 of Post-Effective
                                   Amendment No. 8 (filed September 30, 1992) to
                                   Registrant's Registration Statement on Form
                                   N-1A.

                           (b) Form of amended and restated Schedule A to the Investment Advisory Agreement is incorporated by reference to Exhibit 5(b) of Post-Effective Amendment No. 14 (filed June 17, 1994) to Registrant's Registration Statement on Form N-1A.

                  (6) Distribution Agreement, dated August 1, 1995, between Registrant and The Winsbury Company (the "Distribution Agreement") is incorporated by reference to Exhibit (6) of Post-Effective Amendment No. 16 (filed December 1, 1995) to Registrant's Registration Statement on Form N-1A.


                  (7)              None.

                  (8)      (a)     Custodian Agreement between Registrant and
                                   The Bank of California, N.A., dated as of December 23, 1991, as amended as of September
                                   15, 1992 (the "Custodian Agreement"), is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 8 (filed
                                   September 30, 1992) to Registrant's
                                   Registration Statement on Form N-1A.

                           (b) Form of amended and restated Schedule A to the Custodian Agreement is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 14 (filed June 17, 1994) to Registrant's Registration Statement on Form N-1A.


                  (9)      (a)     Management and Administration Agreement
                                   between Registrant and The Winsbury Company, dated as of August 1, 1995 (the "Management and Administration Agreement") is incorporated by reference to Exhibit (9)(a) of Post-Effective Amendment No. 16 (filed
                                   December 1, 1995) to Registrant's
                                   Registration Statement on Form N-1A.

                           (b) Transfer Agency and Shareholder Services Agreement between Registrant and The Winsbury Service Corporation, dated August 1, 1995 (the "Transfer Agency Agreement") is incorporated by reference to Exhibit (9)(b) of Post-Effective Amendment No. 16 (filed December 1, 1995) to Registrant's Registration Statement on Form N-1A.


                           (c) Sub-Transfer Agency Agreement between The Winsbury Service Corporation and The Bank of California, N.A., dated February 22, 1989, as amended as of September 15, 1992 (the "Sub-Transfer Agency Agreement"), is incorporated by reference to Exhibit 9(d) of Post-Effective Amendment No. 8 (filed September 30, 1992) to Registrant's Registration Statement on Form N-1A.

                           (d) Fund Accounting Agreement between Registrant and The Winsbury Service Corporation, dated as of August 1, 1995 (the "Fund Accounting Agreement") is incorporated by reference to Exhibit (9)(d) of Post-Effective Amendment No. 16 (filed December 1, 1995) to Registrant's Registration Statement on Form N-1A.


                           (e) Form of amended and restated Schedules A and D to the Sub-Transfer Agency Agreement is incorporated by reference to Exhibit 9(g) of Post-Effective Amendment No. 14 (filed June 17, 1994) to Registrant's Registration Statement on Form N-1A.

                           (f) Form of Shareholder Services Agreement ("Shareholder Services Agreement") between Registrant and The Winsbury Company dated December 1, 1993 is incorporated by reference to Exhibit 9(m) of Post-Effective Amendment No. 12 (filed October 1, 1993) to Registrant's Registration Statement on Form N-1A.

                           (g) Form of amended and restated Appendix A to the Shareholder Services Agreement is incorporated by reference to Exhibit 9(j) of Post-Effective Amendment No. 14 (filed June 17, 1994) to Registrant's Registration Statement on Form N-1A.

                           (h) Shareholder Services Plan is incorporated by reference to Exhibit 9(n) of Post- Effective Amendment No. 12 (filed October 1, 1993) to the Registrant's Registration Statement on Form N-1A.

                  (10)             Inapplicable.


                  (11)(a) Consent of Coopers & Lybrand L.L.P., filed herewith.

                  (11)(b)          Consent of Ropes & Gray, filed herewith.


                  (12)             None.

                  (13)             None.

                  (14)             None.

                  (15)     (a)     Registrant's Distribution and Shareholder
                                   Services Plan relating to the Money Market
                                   Funds is incorporated by reference to Exhibit
                                   15(a) of Post-Effective Amendment No. 6
                                   (filed September 27, 1990) to Registrant's
                                   Registration Statement on Form N-1A.

                           (b) Form of Servicing Agreement With Respect to Distribution Assistance and Shareholder Services used in connection with Registrant's Distribution and Shareholder Services Plan relating to the Money Market Funds is incorporated by reference to Exhibit 15(b) of Post-Effective Amendment No. 6 (filed September 27, 1990) to Registrant's Registration Statement on Form N-1A.

                           (c) Form of Servicing Agreement With Respect to Shareholder Services used in connection with Registrant's Distribution and Shareholder Services Plan relating to the Money Market Funds, is incorporated by reference to
                                   Exhibit 15(c) of Post-Effective Amendment No. 8 (filed September 30, 1992) to Registrant's Registration Statement on Form N-1A.

                           (d) Registrant's Distribution and Shareholder Services Plan relating to the Income Funds, the Equity Funds and the Municipal Funds is incorporated by reference to Exhibit 15(d) of Post-Effective Amendment No. 13 (filed April 11, 1994) to the Registrant's Registration Statement on Form N-1A.

                           (e) Form of amended and restated Schedule A to the Distribution and Shareholder Services Plan relating to the Income Funds, the Equity Funds and the Municipal Funds is incorporated by reference to Exhibit 15(c) of Post-Effective Amendment No. 14 (filed June 17, 1994) to Registrant's Registration Statement on Form N-1A.

                  (16)     (a)     Performance Calculation Schedules concerning:
                                   the seven-day yield and effective yield of the Class A and Class B Shares of the U.S.
                                   Government Obligations Fund, the Diversified
                                   Obligations Fund, the 100% U.S. Treasury
                                   Obligations Fund, the Tax-Free Fund, and the
                                   California Tax-Free Fund; the seven-day
                                   tax-equivalent yield and tax-equivalent
                                   effective yield of the Class A and Class B
                                   Shares of the Tax-Free Fund and the
                                   California Tax-Free Fund;

                                   and the average annual total return of the Income Equity Fund and Bond Fund for the one-year, five-year, and inception-to-date periods are incorporated by reference to
                                   Exhibit 16 of Post-Effective Amendment No. 6
                                   (filed September 27, 1990) to Registrant's
                                   Registration Statement on Form N-1A.

                           (b) Yield Calculation Schedules concerning the seven-day tax-equivalent yield and tax-equivalent effective yield (for California and Oregon income tax purposes) of the Class A and Class B Shares of the 100% U.S. Treasury Obligations Fund are incorporated by reference to Exhibit 16(b) of Post-Effective Amendment No. 7 (filed September 30, 1991) to Registrant's Registration Statement on Form N-1A.

                           (c)     Performance Calculation Schedules concerning:
                                   (i) the seven-day and thirty-day yield and effective yield of the Class A and Class B Shares of the U.S. Government Obligations Fund, the Diversified Obligations Fund, the 100% U.S. Treasury Obligations Fund, the Tax-Free Fund and the California Tax-Free Fund;
                                   (ii) the seven-day and thirty-day
                                   tax-equivalent yield (using a Federal income tax rate of 31%) and tax-equivalent effective yield (using a Federal income tax rate of 31%) of the Class A and Class B Shares of the Tax-Free Fund and the California Tax-Free Fund; (iii) the seven-day and thirty-day tax-equivalent yield (using a Federal income tax rate of 31% and a California income tax rate of 9.3%) and tax-equivalent effective yield (using a Federal income tax rate of 31% and a California income tax rate of 9.3%) of the Class A and Class B Shares of the California Tax-Free Fund; (iv) the average annual total return of the Class A and Class B Shares of the U.S. Government Obligations Fund, the Diversified Obligations Fund, the 100% U.S. Treasury Obligations Fund, the Tax-Free Fund and the California Tax-Free Fund for the one-year, three-year and inception-to-date periods and the aggregate total return of the Class A and Class B Shares of each such Fund for the year-to-date, quarterly and monthly periods;
                                   (v) the thirty-day yield of the Bond Fund;
                                   (vi) the average annual total return of the Bond Fund and the Income Equity Fund for the one-year, three-year, five-year and inception-to-date periods and the aggregate total return of each such Fund for the year-to-date, quarterly and monthly periods; and (vii) the distribution rate (excluding and including capital gains) over a twelve-month period for the Bond Fund and Income Equity Fund, are incorporated by reference to Exhibit 16(c) of Post-Effective Amendment No. 8 (filed September 30, 1992) to Registrant's Registration Statement on Form N-1A.


                  (17)             Financial Data Schedules.

                  (18) Multiple Class Plan for The HighMark Group adopted by the Board of Trustees on March 20, 1996 is filed herewith.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         As of the effective date of this Registration Statement, there are no persons controlled by or under common control with the U.S. Government Obligations Fund, the Diversified Obligations Fund, the 100% U.S. Treasury Obligations Fund, the Income Equity Fund, the Bond Fund, the Balanced Fund, the Growth Fund, the Government Bond Fund, the Income and Growth Fund, the Tax-Free Fund and the California Tax-Free Fund of the Registrant.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


         As of March 3, 1996, the number of record holders of the following series of Shares were:

                                                                     NUMBER OF
TITLE OF SERIES                                                   RECORD HOLDERS
---------------                                                   --------------
U.S. Government Obligations Fund
  Investor Shares                                                        208
  Fiduciary Shares                                                        11
Diversified Obligations Fund
  Investor Shares                                                      1,005
  Fiduciary Shares                                                       116
100% U.S. Treasury Obligations Fund
  Investor Shares                                                        447
  Fiduciary Shares                                                        28
Tax-Free Fund
  Investor Shares                                                         73
  Fiduciary Shares                                                        10

California Tax-Free Fund
  Investor Shares                                                            303
  Fiduciary Shares                                                            24
Income Equity Fund
  Investor Shares                                                            122
  Fiduciary Shares                                                           526
Bond Fund
  Investor Shares                                                             21
  Fiduciary Shares                                                           123
Income and Growth Fund
  Investor Shares                                                             17
  Fiduciary Shares                                                            36
Growth Fund
  Investor Shares                                                             46
  Fiduciary Shares                                                           104
Government Bond Fund
  Investor Shares                                                             11
  Fiduciary Shares                                                            14
Balanced Fund
  Investor Shares                                                             13
  Fiduciary Shares                                                            28
California Municipal Fund
  Investor Shares                                                              0
  Fiduciary Shares                                                             0
Municipal Fund
  Investor Shares                                                              0
  Fiduciary Shares                                                             0



ITEM 27. INDEMNIFICATION

         Article IX, Section 9.2 of the Registrant's Declaration of Trust, filed or incorporated by reference as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Registrant's principal underwriter, custodian, investment adviser, manager and administrator, transfer agent, and fund accountant is provided for, respectively, in Section 1.11 of the Distribution Agreement, filed or incorporated by reference as Exhibit 6 hereto,
         Section 16 of the Custodian Agreement, filed or incorporated by reference as Exhibit 8 hereto, Section 8 of the Investment Advisory Agreement, filed or incorporated by reference as Exhibit 5 hereto,
         Section 4 of the Management and Administration Agreement, filed or incorporated by reference as Exhibit 9(a) hereto, Section 11 of the Transfer Agency and Shareholder Service Agreement, filed or incorporated by reference as Exhibit 9 (c) hereto, and Section 7 of the

         Fund Accounting Agreement, filed or incorporated by reference as
         Exhibit 9(e) hereto. Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         MERUS Capital Management, a division of The Bank of California, N.A. ("MERUS"), performs investment advisory services for Registrant. The Bank of California, N.A. ("The Bank of California") offers a wide range of commercial and trust management services to its clients in California, Oregon, and Washington and around the world. The Mitsubishi Bank, Limited ("Mitsubishi"), a Japanese bank with principal offices in Tokyo, owns either directly or indirectly through its wholly owned subsidiary (BanCal Tri-State Corporation) all of the outstanding stock of The Bank of California.

         To the knowledge of Registrant, none of the directors or officers of The Bank of California, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of The Bank of California also hold positions with BanCal Tri-State Corporation, Mitsubishi and/or Mitsubishi's other subsidiaries.

         Listed below are the directors and certain principal executive officers of The Bank of California, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

                          THE BANK OF CALIFORNIA, N.A.

POSITION
WITH THE
BANK OF                                 PRINCIPAL                   TYPE OF
CALIFORNIA          NAME                OCCUPATION                  BUSINESS
----------          ----                ----------                  --------
Director            Stanley F. Farrar,  Partner                     Law Firm
                      Esquire           Sullivan & Cromwell
                                        12th Floor
                                        444 So. Flower St.
                                        Los Angeles, CA
                                        90071

Director and        Roy A. Henderson    c/o Bank of California      Banking
  Vice Chairman                         400 California Street
  Regional Banking                      San Francisco, CA  94145

Director            Yasuyuki Hirai      Chief Executive Officer     Clothing Manufacturer
                                        MBL North American
                                        Headquarters
                                        Two World Financial Center
                                        225 Liberty St.
                                        New York, NY 10281


Director            Kazuo Ibuki         c/o Bank of California      Banking
                                        400 California Street
                                        San Francisco, CA
                                        94145


Director            Raymond E. Miles    Professor, Haas School      Education
                                          of Business
                                        University of California
                                        350 Barrows Hall
                                        Berkeley, CA
                                        94720

Director            J. Fernando Niebla  Chairman & CEO              Computer Software
                                        Infotec Development, Inc.   and Hardware
                                        3611 S. Harbor Blvd.
                                        Suite 260
                                        Santa Ana, CA 92704

Director            Minoru Noda         c/o Bank of California      Banking
  and Vice-                             400 California Street
  Chairman,                             San Francisco, CA
  Credit and                            94145
  Finance

POSITION
WITH THE
BANK OF                                  PRINCIPAL                    TYPE OF
CALIFORNIA           NAME                OCCUPATION                   BUSINESS
----------           ----                ----------                   --------
Chairman of          Hiroo Nozawa        c/o Bank of California       Banking
  the Board,                             400 California Street
  President and                          San Francisco, CA
  Chief Execu-                           94145
  tive Officer

Director             Carl W. Robertson,  Managing Director            Real Estate and
                       Esquire           Warland Investments          Investment
                                         Company                      Management
                                         Suite 300                    Company
                                         1299 Ocean Avenue
                                         Santa Monica, CA
                                         90401

Director             Charles R. Scott    President and                Corporate
                                         Chief Executive Officer        Investor
                                         Fuqua Industries
                                         4900 Georgia Pacific Center
                                         Atlanta, GA
                                         30303

Director             Paul W. Steere,     Partner                      Law Firm
                       Esquire           Bogle & Gates
                                         Two Union Square
                                         601 Union Street
                                         Seattle, WA
                                         98101-2322

Director             Henry T. Swigert    Chairman of the Board        Equipment
                                         ESCO Corporation               Manufacturing
                                         2141 NW 25th Avenue
                                         Portland, OR
                                         97210

Executive            Peter R. Butcher    c/o Bank of California       Banking
  Vice President                         400 California Street
  and Chief                              San Francisco, CA
  Credit Officer                         94145

Executive            David W. Ehlers     c/o Bank of California       Banking
  Vice President                         400 California Street
  and Chief                              San Francisco, CA
  Financial Officer                      94145

Executive            Michael Spilsbury   c/o Bank of California       Banking
  Vice President                         400 California Street
                                         San Francisco, CA
                                         94145

POSITION
WITH THE
BANK OF                                     PRINCIPAL                   TYPE OF
CALIFORNIA            NAME                  OCCUPATION                  BUSINESS
----------            ----                  ----------                  --------
Executive             William R. Sweet      c/o Bank of California      Banking
  Vice President                            400 California Street
                                            San Francisco, CA
                                            94145


Executive             Magan C. Patel        c/o Bank of California      Banking
  Vice President                            400 California Street
                                            San Francisco, CA
                                            94145


ITEM 29.          PRINCIPAL UNDERWRITER

         (a) BISYS Fund Services Limited Partnership ("BISYS Fund Services") (formerly known as The Winsbury Company Limited Partnership) acts as distributor and administrator for Registrant. BISYS Fund Services also distributes the securities of The Victory Funds, The Coventry Group, The Parkstone Group of Funds, The Sessions Group, the AmSouth Mutual Funds, the American Performance Funds, The ARCH Fund, Inc., the Pacific Capital Funds, the MMA Praxis Mutual Funds, the MarketWatch Funds, The Riverfront Funds, Inc., the Summit Investment Trust, the Qualivest Funds and the BB&T Mutual Funds Group, each of which are management investment companies.

         (b) Partners of The BISYS Fund Services, as of November 1, 1995, were as follows:

                                  POSITIONS AND                    POSITIONS AND
NAME AND PRINCIPAL                OFFICES WITH THE                 OFFICES WITH
BUSINESS ADDRESSES                WINSBURY COMPANY                 REGISTRANT
------------------                ----------------                 ----------
The BISYS Group, Inc.             Sole Shareholder of               None
150 Clove Road                    BISYS Fund Services, Inc.
Little Falls, NJ 07424

BISYS Fund Services, Inc.         Sole General Partner              None
3435 Stelzer Road                 BISYS Fund Services, Inc.
Columbus, OH 43219

WC Subsidiary Corporation         Limited Partner                   None
3435 Stelzer Road
Columbus, OH 43219

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         (1) The Bank of California, N.A., 400 California Street, San Francisco, CA 94104 (records relating to MERUS's functions as investment adviser and The Bank of California's functions as custodian and sub-transfer agent).

         (2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and distributor and the Registrant's Declaration of Trust, Code of Regulations and Minute Books).

         (3) BISYS Fund Services Ohio, Inc.,3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent and fund accountant).

ITEM 31. MANAGEMENT SERVICES

         None.

ITEM 32. UNDERTAKINGS

         Registrant hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding shares of Registrant and to comply with the provisions of
         Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.



                                     NOTICE

    A copy of the Amended and Restated Agreement and Declaration of The HighMark Group is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                                     NOTICE

         A copy of the Amended and Restated Agreement and Declaration of The HighMark Group is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 17 to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C., on the 29th day of March, 1996.

                                                   THE HIGHMARK GROUP

                                                   By:/s/Stephen G. Mintos
                                                      --------------------------
                                                      Stephen G. Mintos
                                                      President and Trustee

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Capacity                          Date
---------                       --------                          ----
/s/ Stephen G. Mintos           Chairman of the                   March 29, 1996
----------------------          Board, Trustee and
Stephen G. Mintos               President (Principal
                                Executive Officer)


/s/ Martin R. Dean              Treasurer (Principal              March 29, 1996
----------------------          Financial and
Martin R. Dean                  Accounting Officer)


/s/ Thomas L. Braje             Trustee                           March 29, 1996
----------------------
Thomas L. Braje


/s/ David A. Goldfarb           Trustee                           March 29, 1996
----------------------
David A. Goldfarb


/s/ Joseph C. Jaeger            Trustee                           March 29, 1996
----------------------
Joseph C. Jaeger

/s/ Frederick J. Long           Trustee                           March 29, 1996
---------------------
Frederick J. Long

*By: /s/ Martin E. Lybecker
     ----------------------
     Martin E. Lybecker
     Attorney-In-Fact

                               POWER OF ATTORNEY

         The undersigned, each being a Trustee and, in certain cases, an Officer of The HighMark Group (the "Fund"), does hereby constitute and appoint Stephen
G. Mintos, Cynthia L. Lindsey, Martin E. Lybecker and John M. Loder, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Fund to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Fund pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Signature                          Title                       Date
---------                          -----                       ----
/s/ Stephen G. Mintos              Chairman of the             November 22, 1994
--------------------------         Board, Trustee and
Stephen G. Mintos                  President

/s/ Cynthia L. Lindsey             Vice President and          November 22, 1994
-----------------------            and Treasurer
Cynthia L. Lindsey


/s/ Kenneth B. Quintenz            Trustee                     November 22, 1994
-----------------------
Kenneth B. Quintenz


/s/ Thomas L. Braje                Trustee                     November 22, 1994
-----------------------
Thomas L. Braje


/s/ David A. Goldfarb              Trustee                     November 22, 1994
-----------------------
David A. Goldfarb


/s/ Joseph C. Jaeger               Trustee                     November 22, 1994
-----------------------
Joseph C. Jaeger


/s/ Frederick J. Long              Trustee                     November 22, 1994
-----------------------
Frederick J. Long

                               POWER OF ATTORNEY

         The undersigned, being an Officer of The HighMark Group (the "Fund"), does hereby constitute and appoint Stephen G. Mintos, Cynthia L. Lindsey, Martin
E. Lybecker and Francoise M. Haan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Fund to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Fund pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Signature                    Title                                Date
---------                    -----                                ----
/s/ Martin R. Dean           Treasurer (Principal                 March 28, 1996
------------------           Financial and Accounting
Martin R. Dean               Officer)



                                 EXHIBIT INDEX

EXHIBIT NO.                             DESCRIPTION                         PAGE
-----------                             -----------                         ----
11(a)                      Consent of Coopers & Lybrand L.L.P.

11(b)                      Consent of Ropes & Gray

18                         Multiple Class Plan

27                         Financial Data Schedules



                                                                              16